Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Other acquisitions (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Other acquisitions
Goodwill		¥ 41,933,000,000	¥ 11,793,000,000	$ 12,662	¥ 81,645,000,000
Total purchase price comprised of:
- cash consideration	¥ 3,055,000,000	16,291,000,000	767,000,000
Other acquisitions, summarized
Other acquisitions
Net assets		266,000,000	24,000,000		350,000,000
Identifiable intangible assets		421,000,000	486,000,000		876,000,000
Deferred tax assets		5,000,000
Deferred tax liabilities		(95,000,000)	(29,000,000)		(198,000,000)
Subtotal		597,000,000	481,000,000		1,028,000,000
Noncontrolling interests		(269,000,000)			(10,000,000)
Net identifiable assets acquired		328,000,000	481,000,000		1,018,000,000
Goodwill		1,806,000,000	543,000,000		1,403,000,000
Total		2,134,000,000	1,024,000,000		2,421,000,000
Fair value of previously held equity interests		(107,000,000)
Purchase consideration settled		(1,927,000,000)	(731,000,000)		(2,360,000,000)
Contingent/deferred consideration as of year end		100,000,000	293,000,000		¥ 61,000,000
Total purchase price comprised of:
- cash consideration	2,421,000,000	2,027,000,000	843,000,000
- fair value of previously held equity interests		107,000,000
- share based consideration			181,000,000
Total	2,421,000,000	2,134,000,000	1,024,000,000
Loss recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 0	¥ 61,000,000	¥ 0